Changes in accounting policies	12 Months Ended
Dec. 31, 2023
Changes in accounting policies
Changes in accounting policies

3 Changes in accounting policies

The amendments to IFRSs, as well as the requirements of IFRS 17 “Insurance Contracts”, effective from January 1, 2023, did not have a material impact on the Consolidated Financial Statements.

The Italian Legislative Decree No. 209/2023 of December 19, 2023 adopted the EU Directive 2022/2523; such Directive, implementing the Pillar Two model rules published by OECD, ensures a global minimum level of taxation for multinational enterprise groups providing for the application of a top-up tax on income in countries characterized by taxation levels lower than the minimum one.

During the year, analyses, on the basis of current data and prospective assumptions, have been performed to assess any material exposure for the Group to the payment of top-up tax with reference to countries in which the Group operates; at the current stage of the analyses, the Group does not expect significant impacts arising from the requirements of the new tax measures which shall be effective starting from January 1, 2024. On this regard, Eni, for the preparation of 2023 Consolidated Financial Statements, has applied the amendments to IAS 12 “International Tax Reform- Pillar Two Model Rules” aimed to provide, in addition to specific disclosure requirements, a mandatory temporary exception from accounting for deferred taxes arising from enacted or substantially enacted tax laws that implement the Pillar Two model rules published by the OECD.